Average Annual Total Returns - FidelityAdvisorSmallCapFund-AMCIZPRO - FidelityAdvisorSmallCapFund-AMCIZPRO - Fidelity Advisor Small Cap Fund	Jan. 29, 2025
Fidelity Advisor Small Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.82%
Past 5 years	8.63%
Past 10 years	7.32%
Fidelity Advisor Small Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.47%
Past 5 years	6.94%
Past 10 years	5.48%
Fidelity Advisor Small Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.84%
Past 5 years	6.66%
Past 10 years	5.46%
Fidelity Advisor Small Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	9.51%
Past 5 years	9.04%
Past 10 years	7.28%
Fidelity Advisor Small Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	7.05%
Past 5 years	8.87%
Past 10 years	7.32%
Fidelity Advisor Small Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	11.52%
Past 5 years	10.20%
Past 10 years	8.24%
Fidelity Advisor Small Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	11.66%
Past 5 years	10.35%
Past 10 years	8.39%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
RS002
Average Annual Return:
Past 1 year	11.54%
Past 5 years	7.40%
Past 10 years	7.82%